Risk information (Tables)	12 Months Ended
Dec. 31, 2019
Risk information
Schedule of credit risk exposure

	December 31, 2019
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	1,362
Treasuries/government bonds	8,370	—
Other interest-bearing securities except loans	54,132	—
Loans in the form of interest-bearing securities	—	43,793
Loans to credit institutions	—	11,235
Loans to the public	—	222,814
Derivatives	6,968	—
Total financial assets	69,470	279,204

	December 31, 2018
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	2,686
Treasuries/government bonds	11,124	—
Other interest-bearing securities except loans	48,577	—
Loans in the form of interest-bearing securities	—	36,303
Loans to credit institutions	—	12,543
Loans to the public	—	215,504
Derivatives	4,525	—
Total financial assets	64,226	267,036

	December 31, 2019
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	1.4	-0.1	—	—	—	—	1.5	—
Treasuries/government bonds	8.3	-0.1	8.4	—	—	—	—	—
Other interest-bearing - securities except loans	53.9	0.0	3.3	10.6	2.8	4.0	26.7	6.5
Loans in the form of interestbearing securities	43.6	-0.2	—	—	—	—	0.9	42.9
Loans to credit institutions including cash and cash equivalents(1)	27.0	16.9	0.9	5.1	—	—	4.0	0.1
Loans to the public	163.8	-1.0	97.8	0.8	0.3	—	5.8	60.1
Derivatives	7.0	1.4	—	—	—	—	5.6	0.0
Other assets	9.3	9.3	—	—	—	—	—	—
Total financial assets	314.3	26.2	110.4	16.5	3.1	4.0	44.5	109.6
Contingent liabilities and commitments(2)	59.3	0.0	50.8	—	—	—	1.2	7.3
Total	373.6	26.2	161.3	16.5	3.1	4.0	45.7	116.9

	December 31, 2018
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	2.4	-0.2	0.3	—	—	—	2.3	—
Treasuries/government bonds	11.1	0.0	11.1	—	—	—	—	—
Other interest-bearing - securities except loans	48.7	-0.1	4.8	7.0	—	0.6	15.7	20.7
Loans in the form of interestbearing securities	36.8	-0.1	—	—	—	—	0.7	36.2
Loans to credit institutions including cash and cash equivalents(1)	27.7	16.2	1.4	5.5	—	—	4.5	0.1
Loans to the public	161.1	-1.1	99.5	0.9	0.1	—	5.6	56.1
Derivatives	6.5	2.0	—	—	—	—	4.5	0.0
Other assets	5.0	0.9	4.1	—	—	—	—	—
Total financial assets	299.3	17.6	121.2	13.4	0.1	0.6	33.3	113.1
Contingent liabilities and commitments(2)	55.6	-0.1	48.4	—	—	0.0	0.9	6.4
Total	354.9	17.5	169.6	13.4	0.1	0.6	34.2	119.5
(1)	Skr 16.9 billion (2018: Skr 16.4 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
(2)	Contingent liabilities and commitments, except cash collateral.

	Interest-bearing securities				Committed undisbursed loans, derivatives,
	and lending				etc.				Total
Skr bn	Dec 31, 2019		Dec 31, 2018		Dec 31, 2019		Dec 31, 2018		Dec 31, 2019		Dec 31, 2018
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	110.4	39.1	121.2	43.8	50.9	78.3	48.4	80.3	161.3	46.4	169.6	50.3
Regional governments	16.5	5.8	13.4	4.8	—	—	—	—	16.5	4.7	13.4	4.0
Multilateral development banks	3.1	1.1	0.1	0.0	—	—	0.0	0.0	3.1	0.9	0.1	0.0
Public sector entity	4.0	1.4	0.6	0.2	—	—	—	—	4.0	1.2	0.6	0.2
Financial institutions	38.9	13.8	28.7	10.4	6.8	10.5	5.5	9.1	45.7	13.2	34.2	10.1
Corporates	109.6	38.8	113.1	40.8	7.3	11.2	6.4	10.6	116.9	33.6	119.5	35.4
Total	282.5	100.0	277.1	100.0	65.0	100.0	60.3	100.0	347.5	100.0	337.4	100.0

	December 31, 2019
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	4.2	4.8	2.8	1.3	—	42.2	3.0	5.6	—	63.9
Regional governments	1.7	—	—	—	—	—	10.5	0.1	—	12.3
Multilateral development banks	—	—	—	—	—	—	—	2.8	—	2.8
Public sector entity	—	—	—	—	—	—	—	4.0	—	4.0
Financial institutions	—	2.7	0.6	5.7	0.9	—	19.7	13.4	0.2	43.2
Corporates	21.1	8.6	1.4	65.1	—	7.6	82.6	31.3	3.6	221.3
Total	27.0	16.1	4.8	72.1	0.9	49.8	115.8	57.2	3.8	347.5

	December 31, 2018
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	2.8	5.3	4.0	1.9	—	43.7	7.1	8.6	—	73.4
Regional governments	1.7	—	—	—	—	—	7.0	0.1	—	8.8
Public sector entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.5	6.2	1.1	0.4	12.3	9.8	0.3	33.0
Corporates	21.4	12.6	1.2	53.0	—	9.6	83.2	36.0	4.6	221.6
Total	25.9	20.3	5.7	61.1	1.1	53.7	109.6	55.1	4.9	337.4

Geographical breakdown of net exposures by exposure class

	December 31, 2019
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.6	2.8	2.8	—	—	138.1	13.9	3.1	161.3
Regional governments	—	—	—	—	—	—	16.3	0.2	—	16.5
Multilateral development banks	—	—	—	—	—	—	—	3.1	—	3.1
Public sector entity	—	—	—	—	—	—	—	4.0	—	4.0
Financial institutions	—	2.7	0.9	6.6	0.9	—	16.7	17.7	0.2	45.7
Corporates	4.5	1.7	3.8	4.0	—	2.8	80.1	19.9	0.1	116.9
Total	4.5	5.0	7.5	13.4	0.9	2.8	251.2	58.8	3.4	347.5

	December 31, 2018
	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.7	4.0	3.9	—	0.9	139.0	18.0	3.1	169.6
Regional governments	—	—	—	—	—	—	13.2	0.2	—	13.4
Multilateral development banks	—	—	—	—	—	—	—	0.1	—	0.1
Public sector entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.9	6.9	1.1	0.3	8.7	13.6	0.3	34.2
Corporates	4.6	3.1	3.1	2.9	—	3.0	80.5	22.2	0.1	119.5
Total	4.6	6.2	8.0	13.7	1.1	4.2	241.4	54.7	3.5	337.4

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2019
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Spain	—	—	—	—	0.5	8.1	8.6
Germany	2.8	—	—	4.0	0.5	—	7.3
Norway	—	—	—	—	2.0	5.1	7.1
Finland	0.6	0.1	—	—	0.1	6.2	7.0
United Kingdom	—	—	—	—	2.4	2.6	5.0
Italy	—	—	—	—	—	3.6	3.6
France	—	—	—	—	2.0	1.5	3.5
The Netherlands	—	—	—	—	3.2	0.2	3.4
Luxembourg	0.6	—	2.8	—	—	—	3.4
Poland	—	—	—	—	—	3.1	3.1
Denmark	—	—	—	—	0.9	1.4	2.3
Belgium	1.6	—	—	—	0.0	0.2	1.8
Austria	—	—	—	—	1.7	—	1.7
Switzerland	—	—	—	—	—	1.5	1.5
Portugal	—	—	—	—	—	0.6	0.6
Russian Federation	—	—	—	—	—	0.4	0.4
Ireland	—	—	—	—	—	0.3	0.3
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	0.0	0.1
Ukraine	—	—	—	—	—	0.0	0.0
Total	5.6	0.1	2.8	4.0	13.6	34.9	61.0

	December 31, 2018
	Central	Regional	Public sector	Financial
Skr bn	governments	governments	entity	institutions	Corporates	Total
Spain	—	—	—	0.1	9.8	9.9
Norway	—	—	—	2.4	4.1	6.5
Finland	0.1	0.1	—	0.2	5.4	5.8
United Kingdom	—	—	—	2.6	2.6	5.2
Denmark	—	—	—	1.7	3.2	4.9
Austria	2.9	—	—	1.7	—	4.6
Italy	—	—	—	—	4.2	4.2
Germany	3.1	—	0.6	0.3	—	4.0
The Netherlands	1.7	—	—	0.1	1.6	3.4
Poland	—	—	—	—	3.1	3.1
France	—	—	—	0.6	2.1	2.7
Luxembourg	0.8	—	—	—	1.2	2.0
Russian Federation	—	—	—	—	1.4	1.4
Switzerland	—	—	—	0.1	0.8	0.9
Belgium	—	—	—	0.0	0.6	0.6
Ireland	—	—	—	—	0.4	0.4
Latvia	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	0.2	0.2
Portugal	—	—	—	—	0.1	0.1
Estonia	—	—	—	0.0	—	0.0
Ukraine	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Greece	—	—	—	—	0.0	0.0
Total	8.6	0.1	0.6	10.0	40.8	60.1

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2019
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institutions	Corporates	Total
Germany	3.7	—	—	4.0	1.0	0.4	9.1
France	6.3	—	—	—	1.6	0.1	8.0
United Kingdom	0.1	—	—	—	3.4	4.5	8.0
Norway	0.4	—	—	—	2.0	4.9	7.3
Finland	0.8	0.2	—	—	0.2	5.6	6.8
Luxembourg	0.5	—	3.1	—	—	0.8	4.4
The Netherlands	0.3	—	—	—	3.4	0.2	3.9
Denmark	0.2	—	—	—	1.8	1.3	3.3
Poland	3.1	—	—	—	—	0.0	3.1
Belgium	1.6	—	—	—	0.6	0.2	2.4
Spain	—	—	—	—	1.7	0.4	2.1
Austria	—	—	—	—	1.7	—	1.7
Switzerland	—	—	—	—	0.2	0.5	0.7
Portugal	—	—	—	—	—	0.6	0.6
Ireland	—	—	—	—	—	0.3	0.3
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.1	0.1
Italy	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	0.0	0.1
Total	17.0	0.2	3.1	4.0	17.9	20.0	62.2

	December 31, 2018
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institutions	Corporates	Total
France	7.3	—	—	—	1.7	0.0	9.0
Germany	3.9	—	—	0.6	1.4	1.6	7.5
United Kingdom	0.3	—	—	—	1.6	4.9	6.8
Norway	0.4	—	—	—	2.4	4.0	6.8
Denmark	0.2	—	—	—	2.4	3.2	5.8
Finland	0.4	0.2	—	—	0.3	4.6	5.5
Austria	2.9	—	—	—	1.7	—	4.6
Poland	3.1	—	—	—	—	0.0	3.1
The Netherlands	1.7	—	—	—	0.4	0.7	2.8
Luxembourg	0.8	—	0.1	—	—	1.0	1.9
Spain	—	—	—	—	0.9	0.5	1.4
Belgium	—	—	—	—	0.6	0.5	1.1
Switzerland	—	—	—	—	0.3	0.5	0.8
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Italy	—	—	—	—	—	0.2	0.2
Iceland	—	—	—	—	—	0.2	0.2
Portugal	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	—	0.0
Hungary	—	—	—	—	—	0.0	0.0
Russian Federation	—	—	—	—	—	0.0	0.0
Total	21.0	0.2	0.1	0.6	13.9	22.4	58.2

Corporate exposures, broken down by industry(1)

	December 31, 2019		December 31, 2018
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	84.6	13.6	79.6	13.0
Industry	46.6	40.7	46.9	41.0
Finance	23.3	12.8	27.6	16.6
Commodities	21.2	16.6	24.5	19.0
Consumer goods	25.1	23.8	21.8	20.4
Electricity, water and gas	13.7	4.4	15.0	5.6
Healthcare	4.8	4.6	3.5	3.2
Energy	1.8	0.2	2.5	0.5
Other	0.2	0.2	0.2	0.2
Total	221.3	116.9	221.6	119.5

(1)	In accordance with the reporting standard (GICS).

Schedule of credit quality

	December 31, 2019
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	711	651	—	—	—	1,362
Treasuries/government bonds	2,191	6,153	—	—	—	8,344
Other interest-bearing securities except loans	20,092	33,284	530	—	—	53,906
Loans in the form of interest-bearing securities	—	9,785	29,622	4,220	—	43,627
Loans to credit institutions	2,285	23,455	1,205	65	—	27,010
Loans to the public	85,619	28,503	31,327	18,399	—	163,848
Derivatives	—	5,822	1,146	—	—	6,968
Total financial assets	110,898	107,653	63,830	22,684	—	305,065
Committed undisbursed loans	48,246	1,307	807	1,790	—	52,150

	December 31, 2018
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	634	1,782	—	—	—	2,416
Treasuries/government bonds	2,365	8,752	—	—	—	11,117
Other interest-bearing securities except loans	10,882	32,331	5,452	—	—	48,665
Loans in the form of interest-bearing securities	—	8,182	24,488	4,111	—	36,781
Loans to credit institutions	2,663	23,161	1,480	421	—	27,725
Loans to the public	84,766	25,878	32,971	17,430	49	161,094
Derivatives	—	5,322	1,207	—	—	6,529
Total financial assets	101,310	105,408	65,598	21,962	49	294,327
Committed undisbursed loans	47,644	1,626	1,253	290	1	50,814

Schedule of impact of credit risk hedges

Impact of credit-risk hedges

	December 31, 2019
	Gross exposures by exposure class
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9(1)
Amounts related to hedges issued by:
Central governments	51.3	1.7	—	—	0.0	95.7	148.7	148.7
of which, guarantees issued by the EKN	50.4	1.7	—	—	0.0	83.0	135.1	135.1
of which, guarantees issued by other export credit agencies	0.9	—	—	—	—	9.5	10.4	10.4
of which, other guarantees	—	—	—	—	—	3.2	3.2	3.2
Regional governments	—	—	—	—	5.1	0.7	5.8	5.8
Multilateral development banks	—	—	—	—	—	0.3	0.3	0.3
Financial institutions	0.0	—	—	—	0.0	7.7	7.7	7.7
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.0	—	—	—	0.0	7.7	7.7	7.7
Corporates	—	—	—	—	—	3.1	3.1	3.1
of which, credit insurance from insurance companies	—	—	—	—	—	1.6	1.6	1.6
of which, other guarantees	—	—	—	—	—	1.5	1.5	1.5
Total hedged exposures	51.3	1.7	—	—	5.1	107.5	165.6	165.6
Unhedged exposures(2)	12.6	10.6	2.8	4.0	38.1	113.8	181.9	119.3
Total	63.9	12.3	2.8	4.0	43.2	221.3	347.5	284.9
(1)	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
(2)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 23.5 billion for corporates, Skr 4.2 billion for financial institutions and Skr 0.1 billion for central governments.

	December 31, 2018
	Gross exposures by exposure class
							whereof subject
							to the write-down
	Central	Regional	Public	Financial			requirement in
Skr bn	government	governments	Sector Entity	institutions	Corporates	Total	IFRS9(1)
Amounts related to hedges issued by:
Central governments	50.9	1.7	—	0.2	94.3	147.1	147.1
of which, guarantees issued by the EKN	49.9	1.7	—	0.1	80.1	131.8	131.8
of which, guarantees issued by other export credit agencies	1.0	—	—	0.1	10.9	12.0	12.0
of which, other guarantees	—	—	—	—	3.3	3.3	3.3
Regional governments	—	0.0	—	5.5	0.8	6.3	6.3
Multilateral development banks	—	—	—	—	0.1	0.1	0.1
Financial institutions	0.0	—	—	0.0	6.9	6.9	6.9
of which, credit default swaps	—	—	—	—	—	—	—
of which, guarantees	0.0	—	—	0.0	6.9	6.9	6.9
Corporates	—	—	—	—	2.7	2.7	2.7
of which, credit insurance from insurance companies	—	—	—	—	1.8	1.8	1.8
of which, other guarantees	—	—	—	—	0.9	0.9	0.9
Total hedged exposures	50.9	1.7	—	5.7	104.8	163.1	163.1
Unhedged exposures(1)	22.5	7.1	0.6	27.3	116.8	174.3	105.3
Total	73.4	8.8	0.6	33.0	221.6	337.4	268.4
(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 25.8 billion for corporates and Skr 0.2 billion for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Risk profile
Total risk: Value at Risk (VaR), stressed VaR (sVaR)	VaR measures a potential negative impact on SEK’s own funds, in the form of unrealized gains or losses.

The risk factors that primarily drive VaR are cross-currency basis spreads and interest rates. In SEK’s liquidity portfolio, the primary driver is the bond portfolio credit spread risk. At year-end 2019 VaR for SEK and the liquidity portfolio amounted to Skr 18 million (year-end 2018: Skr 14 million) and Skr 10 million (year-end 2018: Skr 8 million), and sVaR to Skr 123 million (2018: Skr 97 million). Risk appetite were Skr 100 million (year-end 2018: Skr 100 million) and Skr 50 million (year-end 2018: Skr 50 million) respectively.

Total risk: Aggregated risk measure

The Aggregated risk measure measures a potential negative impact on SEK’s own funds as a result of unrealized value changes from historical market movements. Monthly market movements dating back as far as 2007 are applied to current holdings to simulate possible outcomes. The worst outcome is reported as the Aggregated risk measure.

The risk factors primarily driving the Aggregated risk measure are credit spreads and interest rates. Since the Aggregated risk measure is based on historical market data from 2007, the measure is comparable with stressed VaR (see above), although with another horizon. At the end of 2019, the Aggregated risk measure amounted to Skr 452 million (year-end 2018: Skr 742 million). Risk appetite was Skr 1100 million (year-end 2018: Skr 1100 million).

Interest-rate risk regarding changes in the economic value of SEK’s port-folio (EVE)

The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves. Positive and negative exposures are measured separately and whichever is largest, in absolute terms, comprises the exposure.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates. At the end of 2019, the risk amounted to Skr 252 million (year-end 2018: Skr 188 million). Risk appetite was Skr 500 million (year-end 2018: Skr 500 million).

Interest-rate risk regarding changes in future net interest income (NII)

The net interest income risk is calculated as the impact on net interest income for the coming year if interest-rate fixings, new financing and investment must take place following a positive interest-rate shift of 100 basis points. The risk per currency is totaled in absolute terms.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms for the next year. The risk measurement captures the short-term impact of changes in interest rates. A risk appetite of Skr 350 million is shared between this measure and the risk to NII from cross-currency basis spreads. At the end of 2019, the combined exposure for NII risk including risk to NII from cross-currency basis swaps was Skr 255 million (year-end 2018: Skr 237 million).

Risk to NII from cross-currency basis spreads

The 12 ‑month risk to NII from cross-currency basis spreads is measured as the impact on SEK’s future earnings resulting from an assumed cost increase for transfers between currencies for which cross-currency basis swaps are used. The risk per currency is totaled in absolute terms.

The risk is attributable to cases where funding and lending are not matched in terms of currency and, therefore, the future cost of converting funding to the desired currency is dependent on cross-currency basis spreads. The measure is limited together with NII risk, see above.

Credit spread risk in assets

Credit spread risk in assets is calculated as a potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for those assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio. At the end of 2019, the credit spread risk in assets was Skr 357 million (year-end 2018: Skr 297 million) and the credit spread risk limit in assets amounted to Skr 500 million (year-end 2018: Skr 500 million).

Credit spread risk in own debt

Credit spread risk in own debt can have a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in present value after all of SEK’s credit spreads have been shifted by 20 basis points.

The risk is attributable to SEK’s structured debt measured at fair value. At year-end 2019, the credit spread risk in own debt amounted to Skr 456 million (year-end 2018: Skr 606 million).

Cross-currency basis spread risk.	The cross-currency basis spread risk measures the potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio. At year-end 2019, the cross-currency basis spread risk amounted to Skr 278 million (year-end 2018:Skr 212 million) and the cross-currency basis spread risk limit amounted to Skr 450 million (year-end 2018: Skr 450 million).

Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed 10 percentage- point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs (net interest margins) in foreign currency. At the end of 2019, the risk amounted to Skr 4 million (year-end 2018: Skr 8 million) and the limit for currency risk was Skr 15 million (year-end 2018: Skr 15 million).

Interest-rate volatility risk

The risk is measured through a number of positive and negative shifts. The risk per underlying volatility is the most negative outcome of these shifts. The risk per underlying is totaled in absolute terms.

The risk is attributable to SEK’s structured debt measured at fair value and interest rate floors in lending transactions. At the end of 2019, the risk amounted to Skr 50 million. The limit for interest-rate volatility risk was Skr 200 million.

Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors. Positive and negative exposures are measured separately and whichever is largest, in absolute terms, comprises the exposure.

The risk is attributable to lending and borrowing with one and six month tenor which is not swapped to three month tenor. At the end of 2019, the total risk amounted to Skr 87 million.
Other risks - (equities, commodity and volatility risks)	Measures unrealized gains or losses and are calculated with the aid of stress tests of underlying indices or volatilities.

SEK’s equities and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes account of SEK’s own credit spread.

Schedule of change in the market interest rate

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1 percent).

	2019		2018
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	-87	167	59	258
Swedish kronor	-140	128	-174	95
	-227	295	-115	353

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (‑1 percent).

	2019		2018
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	304	-157	-29	-272
Swedish kronor	265	-124	216	-92
	569	-281	187	-364

Schedule of assets and liabilities denominated in foreign currency

	December 31, 2019			December 31, 2018
		Share at			Share at
	Exchange	year end,	Currency positions	Exchange	year end,	Currency positions
Currency	rate	%	at year end (Skr mn)	rate	%	at year end (Skr mn)
EUR	10.4474	1	-160	10.2626	1	-165
USD	9.3283	2	318	8.9674	1	188
JPY	0.0857	1	-115	0.0812	1	-185
GBP	12.2457	0	-87	11.3683	1	-133
MXN	0.4947	0	-86	—	—	—
THB	0.3118	1	-109	0.2755	1	-120
Other	—	0	-16	—	1	282
Total foreign currency position		5	-255		6	-133

Currency risk is limited to accrued net income and is hedged regularly. In accordance with SEK’s rules for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 5 million (year-end 2018: Skr 0 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

Skr mn	December 31, 2019	December 31, 2018
Total assets,	317,296	302,033
of which, denominated in foreign currencies	204,840	216,355
Total liabilities,	298,214	283,794
of which, denominated in foreign currencies	205,117	229,880

Summary of liquidity reserve

	December 31, 2019
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	18.0	4.7	4.8	7.1	1.4
Securities issued or guaranteed by municipalities or other public entities	13.3	11.9	0.8	0.6	—
Covered bonds issued by other institutions	11.1	11.1	—	—	—
Balances with other banks and National Debt Office, overnight	—	—	—	—	—
Total Liquidity Reserve	42.4	27.7	5.6	7.7	1.4

	December 31, 2018
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	12.2	1.5	3.8	6.5	0.4
Securities issued or guaranteed by municipalities or other public entities	7.8	5.3	2.5	—	—
Covered bonds issued by other institutions	3.0	3.0	—	—	—
Balances with other banks and National Debt Office, overnight	0.3	0.3	—	—	—
Total Liquidity Reserve	23.3	10.1	6.3	6.5	0.4
(1)	The liquidity reserve is a part of SEK’s liquidity investments.

Schedule of liquidity investments by remaining maturity

	December 31, 2019	December 31, 2018
M < 1 year	84%	74%
1 year < M < 3 years	16%	26%
M > 3 years	0%	0%

Schedule of key figures for liquidity risk	Key figures for liquidity risk

	December 31, 2019	December 31, 2018
LCR under EU Commission’s delegated act	620%	266%
NFSR	120%	144%

Schedule of contractual flows

	December 31, 2019
		Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	651	—	—	—	—	651	711	1,362
Treasuries/government bonds	1,697	1,044	4,289	1,329	—	8,359	-15	8,344
Other interest-bearing securities except loans	6,581	12,417	26,399	8,903	—	54,300	-394	53,906
Loans in the form of interestbearing securities	332	1,379	6,106	26,369	12,478	46,664	-3,037	43,627
Loans to credit institutions	486	17,204	1,928	6,334	1,592	27,544	-534	27,010
Loans to the public	4,583	10,054	33,443	86,241	44,376	178,697	-14,849	163,848
Derivatives	109	566	1,214	2,344	2,122	6,355	613	6,968
Total	14,439	42,664	73,379	131,520	60,568	322,570	-17,505	305,065
of which derivatives in hedge relationship	-8	21	432	372	633	1,450	1,171	2,621

	December 31, 2019
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit -institutions	-10	-3,680	—	—	—	-3,690	12	-3,678
Debt securities issued	-6,284	-27,985	-72,297	-155,386	-21,909	-283,861	14,522	-269,339
Derivatives	-978	-1,517	-1,492	-3,106	40	-7,053	-13,003	-20,056
Total	-7,272	-33,182	-73,789	-158,492	-21,869	-294,604	1,531	-293,073
of which derivatives in hedge relationship	-8	30	-747	-1,096	-139	-1,960	-1,177	-3,137

Obligations
Committed undisbursed loans	-7,094	-1,944	-13,733	-4,652	27,424	—	—	—

Liquidity surplus (+)/deficit (-)	73	7,538	-14,143	-31,624	66,123	27,967	—	—

Accumulated liquidity surplus (+)/deficit (-)	73	7,611	-6,532	-38,156	27,967	27,967	—	—

	December 31, 2018
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	2,042	—	—	—	—	2,042	374	2,416
Treasuries/government bonds	1,444	6,613	1,717	1,357	—	11,131	-14	11,117
Other interest-bearing securities except loans	9,262	16,699	8,340	14,818	—	49,119	-454	48,665
Loans in the form of interestbearing securities	-492	646	3,165	27,835	8,668	39,822	-3,041	36,781
Loans to credit institutions	124	3,096	15,458	7,843	1,996	28,517	-792	27,725
Loans to the public	3,999	9,963	27,271	87,564	48,718	177,515	-16,421	161,094
Derivatives	261	518	1,138	2,311	1,858	6,086	443	6,529
Total	16,640	37,535	57,089	141,728	61,240	314,232	-19,905	294,327
of which derivatives in hedge relationship	429	594	2,912	9,782	5,601	19,318	-1,964	17,354

	December 31, 2018
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	> 5 years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	1	-567	-1,690	—	—	-2,256	9	-2,247
Debt securities issued	-6,946	-33,541	-66,570	-145,134	-26,565	-278,756	23,156	-255,600
Derivatives	-99	-1,064	-1,095	-4,721	-343	-7,322	-14,612	-21,934
Total	-7,044	-35,172	-69,355	-149,855	-26,908	-288,334	8,553	-279,781
of which derivatives in hedge relationship	-14	-2,934	-41,276	-119,575	-11,799	-175,598	12,426	-163,172

Obligations
Committed undisbursed loans	-142	-2,743	-15,177	-20,279	38,340

Liquidity surplus (+)/deficit (-)	9,454	-380	-27,443	-28,406	72,672	25,897

Accumulated liquidity surplus (+)/deficit (-)	9,454	9,074	-18,369	-46,775	25,897	25,897